Note 1 - Description of the Business (Details Textual)	Dec. 31, 2024
Number of Countries in which Entity Operates	35
Number of Geographic Regions in which Entity Operates	3
Colliers and Its Affiliates and Franchisees [Member]
Number of Countries in which Entity Operates	70